Maintenance rights and lease premium, net - Schedule of Movements in Maintenance Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 2,099,513
Maintenance rights at end of period	1,669,742	$ 2,099,513
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	2,099,513	2,540,286
EOL and MR contract maintenance rights expense	(144,726)	(207,552)
MR contract maintenance rights write-off due to maintenance liability release	(38,525)	(17,747)
EOL contract maintenance rights write-off due to cash receipt	(159,682)	(102,940)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(86,838)	(112,534)
Maintenance rights at end of period	$ 1,669,742	$ 2,099,513